EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures and also has investments in associates. Joint ventures include investments in individual commercial properties, hotels, portfolios of commercial properties and developments, as well as interests in real estate funds. These are owned together with co-owners, where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners.

The partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

	Proportion of ownership interests		Carrying value
(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Joint Ventures	15% - 59%	15% - 60%	$19,962	$19,303
Associates	26% - 47%	31% - 50%	765	244
Total			$20,727	$19,547

The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2025 and December 31, 2024:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Equity accounted investments, beginning of period	$19,547	$19,435
Additions	491	484
Disposals and return of capital distributions	(166)	(898)
Share of net earnings from equity accounted investments	418	331
Distributions received	(129)	(290)
Foreign currency translation	345	(168)
Deconsolidation of India REIT(1)	365	—
Reclassification to assets held for sale	(142)	—
Reclassification of BSREP IV investments to assets held for sale(2)	—	(259)
Other comprehensive (loss) income and other	(2)	912
Equity accounted investments, end of period	$20,727	$19,547
(1)Includes the net impact of recognizing the partnership’s retained interest in India REIT under the equity method, partially offset by the deconsolidation of its joint venture assets. See Note 3, Investment Properties for further information on the Deconsolidation of India REIT.
(2)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.

The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2025			Dec. 31, 2024
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Office(1)	Discounted cash flow	7.4%	5.1%	11	7.5%	5.2%	11
Retail(2)	Discounted cash flow	6.6%	5.0%	10	6.6%	5.0%	10
LP Investments(3)(4)	Discounted cash flow	10.3%	7.3%	7	9.7%	6.8%	8
(1)Included in the partnership’s total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.8% (December 31, 2024 - 6.7%).
(2)Included in the partnership's total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2% (December 31, 2024 - 6.2%).
(3)The valuation method used to value multifamily investments is the direct capitalization method. At June 30, 2025, the overall implied capitalization rate used for properties valued using the direct capitalization method was 5.1% (December 31, 2024 - 4.7%). The terminal capitalization rate and investment horizon are not applicable.
(4)The change since December 31, 2024 reflects the partnership’s sale of a partial interest in India REIT, resulting in a loss of control and deconsolidation of this investment. The partnership’s retained interest is now accounted for under the equity method.
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets	$90,746	$84,461
Current assets	3,197	3,374
Total assets	93,943	87,835
Non-current liabilities	28,795	25,664
Current liabilities	9,828	10,931
Total liabilities	38,623	36,595
Net assets	55,320	51,240
Partnership’s share of net assets	$20,727	$19,547

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Revenue	$1,396	$1,282	$2,726	$2,607
Expenses	1,204	1,102	2,333	2,210
Income (loss) from equity accounted investments(1)	171	(5)	242	32
Income before fair value gains, net	363	175	635	429
Fair value gains, net	105	509	554	528
Net Income	468	684	1,189	957
Partnership’s share of net earnings	$192	$111	$418	$243
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.